Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
5.
Intangible assets

As of December 31, 2025 and 2024, the Company’s intangible assets consisted of the following:

	As of December 31,
	2025	2024
Brands	$175,649	$162,575
Software development costs	1,083,801	935,888
Customer relationships	1,599,386	1,524,623
Computer software	46,241	39,220
Gross carrying value	2,905,077	2,662,306

Brands	139,345	113,474
Software development costs	823,006	664,536
Customer relationships	1,026,285	873,840
Computer software	42,391	29,141
Accumulated amortization	2,031,027	1,680,991
Intangible assets, net	$874,050	$981,315

During the years ended December 31, 2025 and 2024 we recorded intangible assets of $24,095 and 8,778, respectively, related to the acquisition of merchant portfolios which were accounted for as asset acquisitions, inclusive of contingent consideration payable. A majority of the remaining capital expenditures relate to software development costs. We had unpaid capital expenditure purchases of approximately $5,857, $5,158 and $384 at December 31, 2025, 2024, and 2023 respectively, which was included in "Accounts payable and other liabilities" within the Consolidated Statements of Financial Position. Capital expenditures are recorded as cash outflows from investing activities in the Company's Consolidated Statements of Cash Flows in the period they are paid.

Intangible assets acquired by the Company during the year ended December 31, 2025 and 2024 had the following expected weighted-average useful lives:

	2025	2024
Brands	n/a	n/a
Software development costs	3 years	3 years
Customer relationships	5 years	5 years
Computer software	1 year	2 years
Total weighted-average useful life	3.2 years	3.0 years

Amortization expense on intangible assets for the years ended December 31, 2025, 2024 and 2023 was $266,751, $266,283 and $256,367, respectively. We perform an annual reassessment of estimated useful lives of intangible assets. There were no material revisions to useful lives of intangible assets during the years ended December 31, 2025, 2024 and 2023.

The estimated amortization expense of intangible assets for the next five years is as follows:

2026	274,039
2027	254,358
2028	65,184
2029	47,169
2030	46,380

The Company performs an impairment analysis on intangibles assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. For the years ended December 31, 2025, 2024 and 2023, impairment expense of $785, $823 and $1,254 was recognized related to specifically identified software development costs which had no future economic benefit. These impairments were predominantly in the Digital Wallets segment.